Total Revenue and Income - Summary of Total Revenue and Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Transaction activities and other services	R$ 862,268	R$ 587,299	R$ 267,509
Taxes and contributions on revenue	(91,978)	(72,687)	(42,555)
Other deductions	(14)	(10)	(739)
Net revenue from transaction activities and other services	770,276	514,602	224,215
Equipment rental and subscription services	368,221	235,682	118,335
Taxes and contributions on revenue	(33,971)	(21,062)	(10,697)
Other deductions	(2,685)	(941)	(2,686)
Net revenue from subscription services and equipment rental	331,565	213,679	104,952
Financial income	1,352,064	842,025	434,251
Taxes and contributions on financial income	(64,304)	(40,703)	(22,073)
Financial income	1,287,760	801,322	412,178
Other financial income	186,367	49,578	25,273
Total revenue and income	2,575,968	1,579,181	766,618
Recognized at a point in time	770,276	514,602	224,215
Recognized over time	1,805,692	1,064,579	542,403
Total revenue and income	R$ 2,575,968	R$ 1,579,181	R$ 766,618